STOCK-BASED COMPENSATION PLANS - Ultimate parent corporation stock option plan (Details) - Ultimate parent corporation stock option plan	12 Months Ended
Dec. 31, 2025 shares
STOCK-BASED COMPENSATION PLANS
Exercisable period	10 years
Class B
STOCK-BASED COMPENSATION PLANS
Number of shares authorized to issue under stock-based compensation plans	26,000,000
Vesting period 3 years
STOCK-BASED COMPENSATION PLANS
Percentage of stock options vested	33.33%
Vesting period 4 years
STOCK-BASED COMPENSATION PLANS
Percentage of stock options vested	66.67%
Vesting period 5 years
STOCK-BASED COMPENSATION PLANS
Percentage of stock options vested	100.00%
Options would vest equally over three years
STOCK-BASED COMPENSATION PLANS
Vesting period of share based awards (in years)	3 years
Annual vesting percent of share based awards	33.33%